Shareholder Report, Average Annual Return (Details) 193602_Amplify Samsung U.S. Natural Gas Infrastructure ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Amplify Samsung U.S. Natural Gas Infrastructure ETF NAV
Average Annual Return, Percent	12.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	12.67%